Segments - Total Assets by Reportable Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 4,906,744	$ 4,533,190	$ 4,526,702
Community Banking [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	4,896,390	4,524,939	4,516,194
Insurance [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	8,078	6,926	9,302
Wealth Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 2,276	$ 1,325	$ 1,206